SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to June 30, 2026 to the date of September 30, 2026, these unaudited condensed consolidated financial statements were issued.

On July 13, 2026, Ms. Tang Kaidi resigned as an independent director of the Company. On the same day, the Board of Directors of the Company (the “Board”) appointed Ms. Chen Shulan as a Director and Executive Chairman of the Board, Ms. Lim Hui Leng as an independent Director and as Chairman of the Audit Committee of the Company, and Mr. Yuen Jia Feng Leonard as Chief Financial Officer of the Company.

On May 26, 2026, the Company incorporated Aurenza Group Limited as a new wholly-owned BVI subsidiary. On August 26, 2026, Aurenza Group Limited entered into a share purchase agreement with Mr. Toh Eng Yong Julius, the Company’s Director and Chief Executive Officer, to acquire 100% of the issued share capital of Aurenza Living Private Limited, a limited liability company incorporated in Singapore. The acquisition closed on August 26, 2026 for a nominal purchase consideration of US$1. After the acquisition, Aurenza Living Private Limited became an indirect wholly subsidiary of VSME.

On August 3, 2026, the Company entered into eight separate unsecured loan agreements with individual lenders for an aggregate principal amount of S$1,047,000 or approximately US$830,952. Subsequently on September 15, 2026, the loan is converted to 1,811,848 restricted shares and 214,865 restricted pre-fund warrant of the Company at a conversion price of US$0.41 per Share. The individual lenders beneficial ownership of shares are not to exceed 4.99% of the number of Shares outstanding immediately after giving effect to the issuance of such shares.